SCHEDULE OF LONG TERM DEBT (Details) (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Senior Secured Amortizing Credit Facility [Member]
Line of Credit Facility [Line Items]
Net of deferred financing cost	$ 17,626	$ 20,181
EBS and USBA [Member]
Line of Credit Facility [Line Items]
Net of deferred financing cost	14,606	16,825
SWMT [Member]
Line of Credit Facility [Line Items]
Net of deferred financing cost	11,027	13,080
FIS [Member]
Line of Credit Facility [Line Items]
Net of deferred financing cost	42,660	47,023
ABC [Member]
Line of Credit Facility [Line Items]
Net of deferred financing cost	$ 48,609	$ 54,203